SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES FOR CLASS A SHARES OF
                            THE FUNDS LISTED BELOW:

                                -----------------

DWS Balanced Fund                            DWS Europe Equity Fund                      DWS Massachusetts Tax-Free Fund
DWS Blue Chip Fund                           DWS Global Bond Fund                        DWS Micro Cap Fund
DWS California Tax-Free Income Fund          DWS Global Opportunities Fund               DWS Mid Cap Growth Fund
DWS Capital Growth Fund                      DWS Global Thematic Fund                    DWS Moderate Allocation Fund
DWS Commodity Securities Fund                DWS Gold & Precious Metals Fund             DWS New York Tax-Free Income Fund
DWS Communications Fund                      DWS Growth & Income Fund                    DWS Pacific Opportunities Equity Fund
DWS Conservative Allocation Fund             DWS Growth Allocation Fund                  DWS RREEF Global Real Estate Securities
DWS Core Fixed Income Fund                   DWS Growth Plus Allocation Fund                Fund
DWS Core Plus Allocation Fund                DWS Health Care Fund                        DWS RREEF Real Estate Securities Fund
DWS Core Plus Income Fund                    DWS High Income Fund                        DWS S&P 500 Index Fund
DWS Disciplined Long/Short Growth Fund       DWS High Income Plus Fund                   DWS Short Duration Fund
DWS Disciplined Long/Short Value Fund        DWS High Yield Tax Free Fund                DWS Short Duration Plus Fund
DWS Disciplined Market Neutral Fund          DWS Inflation Protected Plus Fund           DWS Short Term Bond Fund
DWS Dreman Concentrated Value Fund           DWS Intermediate Tax/AMT Free Fund          DWS Short-Term Municipal Bond Fund
DWS Dreman High Return Equity Fund           DWS International Equity Fund               DWS Small Cap Core Fund
DWS Dreman Mid Cap Value Fund                DWS International Fund                      DWS Small Cap Growth Fund
DWS Dreman Small Cap Value Fund              DWS International Select Equity Fund        DWS Small Cap Value Fund
DWS Emerging Markets Equity Fund             DWS International Value Opportunities Fund  DWS Strategic Income Fund
DWS Emerging Markets Fixed Income Fund       DWS Japan Equity Fund                       DWS Technology Fund
DWS Enhanced S&P 500 Index Fund              DWS Large Cap Value Fund                    DWS U.S. Government Securities Fund
DWS Equity Income Fund                       DWS Large Company Growth Fund               DWS Value Builder Fund
DWS Equity Partners Fund                     DWS Latin America Equity Fund
                                             DWS Managed Municipal Bond Fund

------------------------------------------------------------------------------------------------------------------------------------

The following information replaces similar disclosure in the section entitled "Choosing a Share Class" in each fund's prospectuses.

In certain circumstances, you may be able to buy Class A shares without sales charges. For example, sales charges will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in Class A shares of the fund. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of DeAM or the DWS funds) and with respect to certain types of investments (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services).

Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of Additional Information.




               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

DMF-3628
February 16, 2007

Supplement to the currently effective statements of additional information for Class A shares of the funds listed below:

--------------------------------------------------------------------------------------------------------------------------
DWS Balanced Fund                           DWS Europe Equity Fund                   DWS Massachusetts Tax-Free Fund

DWS Blue Chip Fund                          DWS Global Bond Fund                     DWS Micro Cap Fund

DWS California Tax-Free Income Fund         DWS Global Opportunities Fund            DWS Mid Cap Growth Fund

DWS Capital Growth Fund                     DWS Global Thematic Fund                 DWS Moderate Allocation Fund

DWS Commodity Securities Fund               DWS Gold & Precious Metals Fund          DWS New York Tax-Free Income Fund

DWS Communications Fund                     DWS Growth & Income Fund                 DWS Pacific Opportunities Equity
                                                                                     Fund
DWS Conservative Allocation Fund            DWS Growth Allocation Fund
                                                                                     DWS RREEF Global Real Estate
DWS Core Fixed Income Fund                  DWS Growth Plus Allocation Fund          Securities Fund

DWS Core Plus Allocation Fund               DWS Health Care Fund                     DWS RREEF Real Estate Securities
                                                                                     Fund
DWS Core Plus Income Fund                   DWS High Income Fund
                                                                                     DWS S&P 500 Index Fund
DWS Disciplined Long/Short Growth Fund      DWS High Income Plus Fund
                                                                                     DWS Short Duration Fund
DWS Disciplined Long/Short Value Fund       DWS High Yield Tax Free Fund
                                                                                     DWS Short Duration Plus Fund
DWS Disciplined Market Neutral Fund         DWS Inflation Protected Plus Fund
                                                                                     DWS Short Term Bond Fund
DWS Dreman Concentrated Value Fund          DWS Intermediate Tax/AMT Free Fund
                                                                                     DWS Short-Term Municipal Bond Fund
DWS Dreman High Return Equity Fund          DWS International Equity Fund
                                                                                     DWS Small Cap Core Fund
DWS Dreman Mid Cap Value Fund               DWS International Fund
                                                                                     DWS Small Cap Growth Fund
DWS Dreman Small Cap Value Fund             DWS International Select Equity Fund
                                                                                     DWS Small Cap Value Fund
DWS Emerging Markets Equity Fund            DWS International Value Opportunities
                                            Fund                                     DWS Strategic Income Fund
DWS Emerging Markets Fixed Income Fund
                                            DWS Japan Equity Fund                    DWS Technology Fund
DWS Enhanced S&P 500 Index Fund
                                            DWS Large Cap Value Fund                 DWS U. S. Government Securities
DWS Equity Income Fund                                                               Fund
                                            DWS Large Company Growth Fund
DWS Equity Partners Fund                                                             DWS Value Builder Fund
                                            DWS Latin America Equity Fund

                                            DWS Managed Municipal Bond Fund

The following information replaces in its entirety the disclosure of the list of "Class A NAV Sales" section of each Fund's Statement of Additional Information.


Class A NAV Sales. Class A shares may be sold at net asset value to:

(a) a current or former director or trustee of Deutsche or DWS mutual funds;

(b) an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank or its affiliates or of a subadvisor to any fund in the DWS family of funds or of a broker-dealer authorized to sell shares of the Fund or service agents of the Funds;

(c) certain professionals who assist in the promotion of DWS mutual funds pursuant to personal services contracts with DWS-SDI, for themselves or members of their families. DWS-SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(d) any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(f) selected employees (including their spouses or life partners and children or stepchildren age 21 or younger) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with DWS-SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(g) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(h) through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by DWS-SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(i) employer sponsored employee benefit plans using the Flex subaccount recordkeeping system ("Flex Plans") made available through ADP under an alliance with DWS-SDI and its affiliates, established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees;

(j) investors investing $1 million or more, either as a lump sum or through the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above (collectively, the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is available;

(k) defined contribution investment only plans with a minimum of $1,000,000 in plan assets regardless of the amount allocated to the DWS funds;

In addition, Class A shares may be sold at net asset value in connection with:

(l) the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by DWS-SDI and consistent with regulatory requirements; and

(m) a direct "roll over" of a distribution from a Flex Plan or from participants in employer sponsored employee benefit plans maintained on the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance with DWS-SDI and its affiliates into a DWS Scudder IRA;

(n)      reinvestment of fund dividends and distributions;

(o) exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in the fund.

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (i) Proposed Settlement with Defendants; and (ii) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, DWS-SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by DWS-SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.